Cover	Aug. 16, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2023
Entity File Number	001-41223
Entity Registrant Name	PAPAYA GROWTH OPPORTUNITY CORP. I
Entity Central Index Key	0001894057
Entity Tax Identification Number	87-3071107
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2201 Broadway, #750
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	510
Local Phone Number	214-3750
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	PPYAU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PPYA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	PPYAW
Security Exchange Name	NASDAQ